Total operating costs - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Wages and salaries	€ 1,993	€ 1,841	€ 1,769
Social security costs	367	339	316
Pension and other employee benefits	264	253	233
Total employee costs	€ 2,624	€ 2,433	€ 2,318